Capital and financial risk management - Changes in assets and liabilities arising from financing activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair value of financial instruments
Liabilities arising from financing activities at beginning of period	€ 43,013	€ 44,369
Change in liabilities arising from financing activities
Net proceeds /(repayment) of borrowings	8,501	(224)
Interest paid	(1,297)	(991)
Other	(541)	(534)
Net financial costs	1,958	486
Other non cash	1,975	(93)
Liabilities arising from financing activities at end of period	€ 53,609	€ 43,013